Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 20.1%

Communication Services - 1.3%
Interactive Media & Services - 1.3%
Alphabet, Inc. - Class A	9,327	$1,789,851
Meta Platforms, Inc. - Class A	2,882	2,229,054
Total Communication Services		4,018,905
Consumer Discretionary - 2.7%
Automobiles - 0.3%
Ferrari N.V. (Italy)	2,223	985,656
Broadline Retail - 0.9%
Amazon.com, Inc.*	9,715	2,274,379
MercadoLibre, Inc. (Brazil)*	223	529,377
		2,803,756
Hotels, Restaurants & Leisure - 0.3%
Chipotle Mexican Grill, Inc.*	23,466	1,006,222
Household Durables - 0.5%
Persimmon plc - ADR (United Kingdom)	23,433	713,066
Taylor Wimpey plc - ADR (United Kingdom)	52,527	709,115
		1,422,181
Specialty Retail - 0.2%
The TJX Companies, Inc.	4,593	571,966
Textiles, Apparel & Luxury Goods - 0.5%
Hermes International SCA - ADR (France)	6,330	1,552,876
Total Consumer Discretionary		8,342,657
Consumer Staples - 0.5%
Beverages - 0.5%
The Coca-Cola Co.	23,968	1,627,188
Financials - 3.4%
Banks - 0.8%
HDFC Bank Ltd. - ADR (India)	16,049	1,232,082
JPMorgan Chase & Co.	1,904	564,041
NU Holdings Ltd. - Class A (Brazil)*	46,090	563,220
		2,359,343
Capital Markets - 1.5%
BlackRock, Inc.	760	840,567
Deutsche Boerse AG - ADR (Germany)	17,734	512,158
Intercontinental Exchange, Inc.	3,224	595,892
Moody's Corp.	2,437	1,256,834
Nasdaq, Inc.	5,985	575,877
S&P Global, Inc.	1,719	947,341
		4,728,669
Financial Services - 1.1%
Mastercard, Inc. - Class A	3,683	2,086,309
Visa, Inc. - Class A	3,984	1,376,352
		3,462,661
Total Financials		10,550,673

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care - 2.6%
Biotechnology - 0.4%
Vertex Pharmaceuticals, Inc.*	2,472	$1,129,383
Health Care Equipment & Supplies - 0.4%
Intuitive Surgical, Inc.*	2,232	1,073,793
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	5,470	1,365,093
Life Sciences Tools & Services - 0.5%
Lonza Group AG - ADR (Switzerland)	8,197	571,740
Thermo Fisher Scientific, Inc.	2,360	1,103,725
		1,675,465
Pharmaceuticals - 0.9%
AstraZeneca plc - ADR (United Kingdom)	15,364	1,122,955
Roche Holding AG - ADR	28,867	1,123,215
Zoetis, Inc.	3,466	505,308
		2,751,478
Total Health Care		7,995,212
Industrials - 2.7%
Aerospace & Defense - 1.0%
BAE Systems plc - ADR (United Kingdom)	5,484	524,353
HEICO Corp. - Class A	3,338	861,504
L3Harris Technologies, Inc.	6,355	1,746,481
		3,132,338
Air Freight & Logistics - 0.6%
Deutsche Post AG - ADR (Germany)	37,767	1,699,893
Commercial Services & Supplies - 0.2%
Rollins, Inc.	10,103	578,599
Ground Transportation - 0.5%
Canadian National Railway Co. (Canada)	5,466	510,797
CSX Corp.	15,848	563,238
Union Pacific Corp.	2,441	541,829
		1,615,864
Professional Services - 0.4%
TransUnion	11,533	1,097,826
Total Industrials		8,124,520
Information Technology - 4.9%
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. - Class A	5,370	571,959
Halma plc - ADR (United Kingdom)	6,474	564,468
		1,136,427
Semiconductors & Semiconductor Equipment -1.0%
Infineon Technologies AG - ADR (Germany)	22,808	896,811
NVIDIA Corp.	6,491	1,154,554

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	4,681	$1,131,023
		3,182,388
Software - 3.5%
Atlassian Corp. - Class A*	6,004	1,151,447
Cadence Design Systems, Inc.*	5,353	1,951,543
Clearwater Analytics Holdings, Inc. - Class A*	24,877	504,008
Microsoft Corp.	5,542	2,956,657
Salesforce, Inc.	2,182	563,676
ServiceNow, Inc.*	1,123	1,059,124
Synopsys, Inc.*	1,992	1,261,872
Workday, Inc. - Class A*	4,953	1,136,119
		10,584,446
Total Information Technology		14,903,261
Materials - 1.4%
Chemicals - 1.2%
Air Liquide S.A. - ADR (France)	42,400	1,670,560
Albemarle Corp.	6,892	467,622
The Sherwin-Williams Co.	1,616	534,702
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	25,461	935,692
		3,608,576
Paper & Forest Products - 0.2%
West Fraser Timber Co. Ltd. (Canada)	11,262	780,569
Total Materials		4,389,145
Real Estate - 0.6%
Real Estate Management & Development - 0.4%
CBRE Group, Inc. - Class A*	7,677	1,195,616
Specialized REITs - 0.2%
Extra Space Storage, Inc.	3,999	537,306
Total Real Estate		1,732,922
TOTAL COMMON STOCKS
(Identified Cost $52,280,930)		61,684,483

CORPORATE BONDS - 18.0%

Non-Convertible Corporate Bonds- 18.0%
Communication Services - 0.5%
Entertainment - 0.4%
The Walt Disney Co., 6.65%, 11/15/2037	920,000	1,044,080
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	386,995
Total Communication Services		1,431,075

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary - 1.3%
Broadline Retail - 0.8%
Alibaba Group Holding Ltd. (China), 4.00%, 12/6/2037	2,790,000	$2,490,252
Household Durables - 0.4%
DR Horton, Inc., 4.85%, 10/15/2030	1,160,000	1,166,339
Specialty Retail - 0.1%
Ross Stores, Inc., 1.875%, 4/15/2031	380,000	325,477
Total Consumer Discretionary		3,982,068
Energy - 2.2%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC (Mexico), 10.00%, 11/15/2028[2]	311,585	298,574
Oil, Gas & Consumable Fuels - 2.1%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-10/29/2021, cost $383,991)[3]	389,843	350,867
Cenovus Energy, Inc.(Canada), 6.75%, 11/15/2039	1,810,000	1,934,565
Energy Transfer LP
7.375%, 2/1/2031[2]	1,250,000	1,307,480
6.50%, 2/1/2042	1,890,000	1,970,071
Kinder Morgan, Inc., 4.80%, 2/1/2033	920,000	904,748
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024-03/06/2024, cost $346,094)[3]	345,000	80,509
		6,548,240
Total Energy		6,846,814
Financials - 8.9%
Banks - 6.0%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	2,050,000	1,838,227
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,870,000	1,819,097
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	1,220,000	1,219,164
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	545,000	566,502
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,420,000	1,299,116
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	3,050,000	3,040,952
KeyBank NA, 5.85%, 11/15/2027	1,170,000	1,202,759

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	1,800,000	$1,819,622
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,970,000	1,833,368
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,890,000	1,899,249
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,840,000	1,875,751
		18,413,807
Capital Markets - 0.9%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	500,000	484,280
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	330,000	334,165
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,810,000	1,890,490
		2,708,935
Consumer Finance - 0.8%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	2,250,000	2,398,690
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	236,767
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $250,000)[3]	250,000	212,142
		448,909
Insurance - 1.1%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	660,000	668,935
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	660,000	670,901
New York Life Global Funding, 4.70%, 1/29/2029[2]	660,000	667,226
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	1,220,000	1,279,155
		3,286,217
Total Financials		27,256,558
Industrials - 1.2%
Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. CME Term U.S. Secured Overnight Financing Rate + 2.350%), 6.613%, 12/15/2055[4]	680,000	682,239

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%, 8/15/2025[2]	62,618	$62,687
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%, 3/1/2026	51,269	50,305
Series 2019-2, Class B, 3.50%, 5/1/2028	227,803	220,719
		333,711
Trading Companies & Distributors - 0.9%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,280,000	1,218,250
Ashtead Capital, Inc.(United Kingdom), 4.00%, 5/1/2028[2]	1,380,000	1,353,155
		2,571,405
Total Industrials		3,587,355
Materials - 0.6%
Metals & Mining - 0.6%
ACG Holdco 1 Ltd. (United Kingdom), 14.75%, 1/13/2029	300,000	322,129
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,593,763	1,570,815
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-05/13/2020, cost $212,263)[3,6]	880,000	9
Total Materials		1,892,953
Real Estate - 2.1%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	460,000	449,218
Retail REITs - 0.5%
Simon Property Group LP, 2.65%, 2/1/2032	1,625,000	1,432,859
Specialized REITs - 1.5%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $399,500)[3]	470,000	468,902
Safehold GL Holdings LLC, 6.10%, 4/1/2034	1,221,000	1,276,033
SBA Tower Trust
6.599%, 1/15/2028[2]	1,810,000	1,855,794
4.831%, 10/15/2029[2]	990,000	984,436
		4,585,165
Total Real Estate		6,467,242

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities - 1.2%
Electric Utilities - 0.4%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	1,230,000	$1,309,428
Independent Power and Renewable Electricity Producers - 0.8%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	2,290,000	2,419,926
Total Utilities		3,729,354
TOTAL CORPORATE BONDS
(Identified Cost $55,710,750)		55,193,419

U.S. TREASURY SECURITIES - 28.6%

U.S. Treasury Bonds - 1.0%
U.S. Treasury Bond, 2.375%, 2/15/2042
(Identified Cost $3,062,671)	4,330,000	3,117,600

U.S. Treasury Notes - 27.6%
U.S. Treasury Note
2.00%, 11/15/2026	6,662,000	6,487,122
2.25%, 11/15/2027	8,699,000	8,383,661
3.125%, 11/15/2028	9,910,000	9,675,412
1.75%, 11/15/2029	10,738,000	9,842,048
0.875%, 11/15/2030	11,208,000	9,561,825
1.375%, 11/15/2031	11,189,000	9,515,021
4.125%, 11/15/2032	9,266,000	9,244,283
4.50%, 11/15/2033	9,031,000	9,191,865
4.25%, 11/15/2034	12,658,000	12,578,887
Total U.S. Treasury Notes
(Identified Cost $84,496,872)		84,480,124
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $87,559,543)		87,597,724

ASSET-BACKED SECURITIES - 7.2%

ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,550,000	1,566,728
Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	1,009,206	1,022,882
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/2060[2]	2,698,356	2,076,806
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	850,000	889,529
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	536,266	489,750
DataBank Issuer
Series 2021-2A, Class A2, 2.40%, 10/25/2051[2]	1,630,000	1,570,466
Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,500,000	1,489,064
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,600,000	2,510,447

	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

Navient Education Loan Trust, Series 2025-A, Class A, 5.02%, 7/15/2055[2]	1,200,000	$1,204,242
Nelnet Student Loan Trust, Series 2006-2, Class A7, (U.S. Secured Overnight Financing Rate 90 Day Average + 0.842%), 5.182%, 1/26/2037[2,7]	1,387,854	1,373,266
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	220,000	222,028
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,540,472	1,529,400
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,185,773	2,193,239
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	407,612	404,704
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	958,375	974,093
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	428,079	430,040
Store Master Funding I-VII and XIV, Series 2019-1, Class A1, 2.82%, 11/20/2049[2]	2,069,102	2,004,877

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $22,580,230)		21,951,561

COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.9%

BMO Mortgage Trust, Series 2024-5C7, Class A3, 5.566%, 11/15/2057[8]	570,000	586,634
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	42,006	39,641
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	256,449	227,573
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	144,865	126,398
Fannie Mae REMICS
Series 2018-13, Class PA, 3.00%, 3/25/2048	1,458,063	1,270,275
Series 2018-31, Class KP, 3.50%, 7/25/2047	21,601	21,332
Series 2021-69, Class WJ, 1.50%, 10/25/2050	982,952	830,049
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	1,091,284	1,080,245
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,599,547	1,379,117
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,7]	1,299,503	1,204,616
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	1,019,762	902,481

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage-Backed Securities Trust (continued)
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	1,020,575	$901,557
Series 2022-PJ1, Class A8, 2.50%, 5/28/2052[2,8]	1,596,672	1,396,008
Imperial Fund Mortgage Trust
Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	1,106,451	941,995
Series 2022-NQM1, Class A1, 2.493%, 2/25/2067[2,8]	2,010,329	1,817,466
JP Morgan Mortgage Trust
Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	93,553	91,685
Series 2017-3, Class 1A3, 3.50%, 8/25/2047[2,8]	25,183	22,636
Series 2017-6, Class A3, 3.50%, 12/25/2048[2,8]	56,403	50,386
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	236,241	226,042
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	223,981	216,249
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	320,213	305,176
NYMT Loan Trust, Series 2022-CP1, Class A1, 2.042%, 7/25/2061[2]	1,090,821	1,021,110
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]	1,920,135	1,614,140
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,9]	1,004,153	1,006,219
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 10.352%, 7/25/2029 (Acquired 07/24/2023, cost $174,478)[3,7]	174,478	174,459
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	525,160	482,381
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	1,276,156	1,088,729
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	2,178,817	1,747,252
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[8]	118,321	101,732
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	987,980	884,582
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	147,188	131,814
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	184,088	165,364
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,8]	55,389	48,736
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 7.50%, 11/15/2027[2,7]	1,036,548	554,219

	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]		1,146,906	$1,089,154
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 5.467%, 10/25/2048[2,7]		269,955	270,255
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]		87,824	81,321
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $27,301,039)			24,099,028

FOREIGN GOVERNMENT BONDS - 0.9%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]		1,375,000	1,384,206
Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	200,000,000	1,323,945
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	908,000	45,773
TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,790,747)			2,753,924

MUNICIPAL BONDS - 1.1%

South Carolina Public Service Authority, Series B, Revenue Bond, 1.852%, 12/1/2026
(Identified Cost $3,460,000)		3,460,000	3,348,045

U.S. GOVERNMENT AGENCIES - 12.2%

Mortgage-Backed Securities - 12.2%
Fannie Mae
Pool #MA1834, UMBS, 4.50%, 2/1/2034		180,140	179,322
Pool #MA1903, UMBS, 4.50%, 5/1/2034		168,456	167,691
Pool #886904, UMBS, 6.50%, 9/1/2036		24,754	26,405
Pool #933521, UMBS, 5.00%, 1/1/2038		5,114	5,158
Pool #889260, UMBS, 5.00%, 4/1/2038		5,203	5,248
Pool #889576, UMBS, 6.00%, 4/1/2038		124,698	130,476
Pool #975840, UMBS, 5.00%, 5/1/2038		18,313	18,475
Pool #995196, UMBS, 6.00%, 7/1/2038		154,447	161,245
Pool #986458, UMBS, 6.00%, 8/1/2038		2,064	2,160

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #987831, UMBS, 6.00%, 9/1/2038	7,894	$8,263
Pool #990897, UMBS, 6.00%, 9/1/2038	12,455	13,033
Pool #AD0220, UMBS, 6.00%, 10/1/2038	21,479	22,424
Pool #257497, UMBS, 6.00%, 12/1/2038	5,378	5,628
Pool #971022, UMBS, 5.00%, 1/1/2039	10,241	10,332
Pool #AA1810, UMBS, 5.00%, 1/1/2039	29,142	29,401
Pool #983686, UMBS, 5.00%, 2/1/2039	12,425	12,536
Pool #AE0604, UMBS, 6.00%, 7/1/2039	142,983	149,277
Pool #AA6788, UMBS, 6.00%, 8/1/2039	101,884	106,803
Pool #AC0463, UMBS, 5.00%, 11/1/2039	11,293	11,372
Pool #AC5111, UMBS, 5.00%, 11/1/2039	19,954	20,093
Pool #MA0258, UMBS, 4.50%, 12/1/2039	242,700	239,911
Pool #MA0259, UMBS, 5.00%, 12/1/2039	14,302	14,401
Pool #AC8573, UMBS, 5.00%, 1/1/2040	18,228	18,354
Pool #AL1595, UMBS, 6.00%, 1/1/2040	141,664	148,228
Pool #AE0061, UMBS, 6.00%, 2/1/2040	60,267	63,066
Pool #AL0152, UMBS, 6.00%, 6/1/2040	245,634	257,015
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,987,481	1,764,208
Pool #AI5172, UMBS, 4.00%, 8/1/2041	128,424	123,431
Pool #AL1410, UMBS, 4.50%, 12/1/2041	277,328	273,080
Pool #AB4300, UMBS, 3.50%, 1/1/2042	64,029	59,554
Pool #MA4633, UMBS, 3.50%, 6/1/2042	1,017,378	944,662
Pool #MA4687, UMBS, 4.00%, 6/1/2042	2,470,683	2,357,827
Pool #MA4934, UMBS, 5.00%, 2/1/2043	1,399,806	1,397,449
Pool #FS4616, UMBS, 5.00%, 5/1/2043	2,969,303	2,970,344
Pool #AL7729, UMBS, 4.00%, 6/1/2043	142,567	137,024
Pool #BC8677, UMBS, 4.00%, 5/1/2046	73,570	69,306

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #BD6997, UMBS, 4.00%, 10/1/2046	93,201	$87,805
Pool #BE3812, UMBS, 4.00%, 12/1/2046	105,938	99,805
Pool #BE7845, UMBS, 4.50%, 2/1/2047	119,712	116,013
Pool #AL8674, 5.628%, 1/1/2049	407,231	420,111
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,940,494	1,709,318
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,644,743	3,149,610
Pool #FS4339, UMBS, 3.00%, 12/1/2050	1,587,514	1,383,029
Pool #FS4511, UMBS, 4.00%, 8/1/2051	3,225,707	3,019,425
Pool #FS2998, UMBS, 3.50%, 4/1/2052	1,168,802	1,056,356
Pool #FS4925, UMBS, 3.50%, 4/1/2052	3,417,082	3,088,337
Pool #MA4807, UMBS, 5.50%, 11/1/2052	807,844	807,466
Freddie Mac
Pool #C91746, 4.50%, 12/1/2033	25,481	25,353
Pool #C91762, 4.50%, 5/1/2034	248,402	247,501
Pool #G03926, 6.00%, 2/1/2038	104,427	109,412
Pool #G05906, 6.00%, 4/1/2040	14,655	15,355
Pool #G06789, 6.00%, 5/1/2040	81,853	85,760
Pool #A92889, 4.50%, 7/1/2040	384,240	380,737
Pool #RB5167, UMBS, 3.50%, 7/1/2042	1,042,210	968,830
Pool #RB5188, UMBS, 4.00%, 10/1/2042	2,078,293	1,987,508
Pool #SD8044, UMBS, 3.00%, 2/1/2050	2,722,027	2,363,395
Pool #SD1360, UMBS, 5.50%, 7/1/2052	3,108,777	3,109,549
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,119,238	1,094,280
Ginnie Mae Pool #671161, 5.50%, 11/15/2037	22,631	23,148
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $38,114,622)		37,271,305

Investment Portfolio - July 31, 2025

(unaudited)

PRO-BLEND® CONSERVATIVE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 4.0%

Dreyfus Government Cash Management, Institutional Shares, 4.20%[10]
(Identified Cost $12,358,549)	12,358,549	$12,358,549

TOTAL INVESTMENTS - 100.0%
(Identified Cost $302,156,410)		306,258,038
LIABILITIES, LESS OTHER ASSETS - (0.0%)##		(80,271)
NET ASSETS - 100%		$306,177,767

ADR - American Depositary Receipt

JPY - Japanese Yen

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

##Less than (0.1%).

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2025 was $55,877,239, which represented 18.2% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2025 was $1,286,888, or 0.4% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2025.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of July 31, 2025.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2025.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2025.

10Rate shown is the current yield as of July 31, 2025.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both

Investment Portfolio - July 31, 2025

(unaudited)

individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$4,018,905	$4,018,905	$—	$—
Consumer Discretionary	8,342,657	8,342,657	—	—
Consumer Staples	1,627,188	1,627,188	—	—
Financials	10,550,673	10,550,673	—	—
Health Care	7,995,212	7,995,212	—	—
Industrials	8,124,520	8,124,520	—	—
Information Technology	14,903,261	14,903,261	—	—
Materials	4,389,145	4,389,145	—	—
Real Estate	1,732,922	1,732,922	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	124,869,029	—	124,869,029	—
States and political subdivisions (municipals)	3,348,045	—	3,348,045	—
Corporate debt:
Communication Services	1,431,075	—	1,431,075	—
Consumer Discretionary	3,982,068	—	3,982,068	—
Energy	6,846,814	—	6,846,814	—
Financials	27,256,558	—	27,256,558	—
Industrials	3,587,355	—	3,587,355	—
Materials	1,892,953	—	1,892,953	—
Real Estate	6,467,242	—	6,467,242	—
Utilities	3,729,354	—	3,729,354	—
Asset-backed securities	21,951,561	—	21,951,561	—
Commercial mortgage-backed securities	24,099,028	—	24,099,028	—
Foreign government bonds	2,753,924	—	2,753,924	—
Short-Term Investment	12,358,549	12,358,549	—	—
Total assets	$306,258,038	$74,043,032	$232,215,006	$—

There were no Level 3 securities held by the Series as of October 31, 2024 or July 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.